Investment in Associates (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of associates [abstract]
Disclosure of interest in associates
The following table shows a continuity of the Company's investment in Maverix which was initially classified as an equity investee and subsequently as a long-term investment recorded at FVTOCI:

	Long-term investment	Investment in Associate
At December 31, 2020	$—	$71,560	$71,560
Acquisition of shares in associate	—	2,616	2,616
Equity pick-up from equity investees	—	4,510	4,510
Dilution losses	—	(34)	(34)
Adjustment for change in ownership interest	—	(22)	(22)
Dividends received	—	(1,220)	(1,220)
At December 31, 2021	$—	$77,410	$77,410
Equity pick-up from equity investees	—	413	413
Dividends received	—	(325)	(325)
Loss of significant influence	124,677	(77,498)	47,179
Investment revaluation reserve fair value adjustment	(3,477)	—	(3,477)
At December 31, 2022	$121,200	$—	$121,200